Reinsurance	12 Months Ended
Dec. 31, 2019
Reinsurance

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE IV - REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2019
Life insurance in force	$42,654,371	$8,581,710	$436,841	$34,509,502	1.3%

Premiums and contract charges:
Life insurance	$156,192	$17,595	$697	$139,294	0.5%
Accident and health insurance	47,422	950	—	46,472	—%

Total premiums and contract charges	$203,614	$18,545	$697	$185,766	0.4%

Year ended December 31, 2018
Life insurance in force	$42,502,450	$8,914,558	$455,594	$34,043,486	1.3%

Premiums and contract charges:
Life insurance	$154,016	$18,322	$685	$136,379	0.5%
Accident and health insurance	45,273	1,011	—	44,262	—%

Total premiums and contract charges	$199,289	$19,333	$685	$180,641	0.4%

Year ended December 31, 2017
Life insurance in force	$41,866,862	$9,142,525	$467,937	$33,192,274	1.4%

Premiums and contract charges:
Life insurance	$149,811	$18,316	$672	$132,167	0.5%
Accident and health insurance	36,064	1,119	—	34,945	—%

Total premiums and contract charges	$185,875	$19,435	$672	$167,112	0.4%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2019, 2018 or 2017.